Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

5. Fair Value Measurements

        ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset, or paid to transfer a liability, in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. The fair value standard also establishes a three-level hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

        The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability on the measurement date. The three levels are defined as follows:

  •
  Level 1—inputs to the valuation methodology are quoted prices (unadjusted) for an identical asset or liability in an active market.

  •
  Level 2—inputs to the valuation methodology include quoted prices for a similar asset or liability in an active market or model-derived valuations in which all significant inputs are observable for substantially the full term of the asset or liability.

  •
  Level 3—inputs to the valuation methodology are unobservable and significant to the fair value measurement of the asset or liability.

        The following table presents, for each of the fair value hierarchy levels required under ASC 820, the Company's assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2013:

Fair Value Measurement Using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments in U.S. Treasury money market funds*	$234,843	$—	$—
Liabilities
Series A Warrant Liability	$—	$—	$—
Series B Warrant Liability	$—	$—	$—
*
Investments in U.S. Treasury money market funds are reflected in cash and cash equivalents in the accompanying Balance Sheets.

        The following table presents, for each of the fair value hierarchy levels required under ASC 820, the Company's assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2012:

	Fair Value Measurement Using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments in money market funds*	$524	$—	$—
Liabilities
Series A Warrant Liability	$—	$—	$523
Series B Warrant Liability	$—	$—	$443
*
Investments in money markets funds are reflected in cash and cash equivalents in the accompanying Balance Sheets.

Level 3 Valuation

        The warrant liability was recorded in its own line item on the Company's Balance Sheets. The warrant liability was marked-to-market each reporting period with the change in fair value recorded to other loss in the Statement of Operations. The fair value of the warrant liability was estimated using a hybrid method between a probability-weighted expected return method, or PWERM, model and an option pricing model, which includes variables such as the expected volatility based on guideline public companies, the preferred stock value, and the estimated time to a liquidity event.

        The significant assumptions used in preparing the option pricing model for valuing the Company's warrants for the Series A preferred shares as of December 31, 2012, include (i) volatility (47.2% - 85.3%), (ii) risk free interest rate (0.05% - 0.62%), (iii) strike price ($0.01), (iv) fair value of Series A preferred shares ($1.22 - $4.34), (v) expected life (0.25 years to 4.5 years) and (vi) expected outcome probability weighting of three outcome scenarios: merger (65%); dissolution (20%) and an initial public offering (15%).

        The significant assumptions used in preparing the option pricing model for valuing the Company's warrants for the Series B preferred shares as of December 31, 2012, include (i) volatility (47.2% - 80.1%), (ii) risk free interest rate (0.05% - 1.68%), (iii) strike prices ($1.00 - $2.50), (iv) fair value of Series B preferred shares ($1.18 - $4.22), (v) expected life (0.25 years to 9.5 years) and (vi) expected outcome probability weighting of three outcome scenarios: merger (65%); dissolution (20%) and an initial public offering (15%).

        The table presented below is a summary of changes in the fair value of the Company's Level 3 valuation for the Series A and Series B warrant liabilities for the period ended September 30, 2013:

	Level 3
	Series A Warrant Liability	Series B Warrant Liability
Balance at December 31, 2012	523	443
Warrants issued in connection with venture debt facility	—	32
Change in fair value of warrant liability	379	852
Conversion of warrant liability to equity	(902)	(1,327)

Balance at September 30, 2013	$—	$—

        Upon completion of the Company's IPO on September 30, 2013, the underlying preferred stock was converted to common stock and the preferred stock warrants became exercisable for common stock. The fair value of the warrant liability was re-measured immediately prior to the completion of the Company's IPO, and the fair value of the warrant liability at that time was reclassified to additional paid-in capital. Based on the initial public offering price of $22.00 per share, the fair value of the warrant liability that was reclassified to additional paid-in capital was $2.2 million. The Company recorded a related charge of approximately $1.0 million and $1.2 million as other loss in its results of operations for the three and nine months ended September 30, 2013, respectively.

14. Fair Value Measurements

        ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset, or paid to transfer a liability, in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. The fair value standard also establishes a three-level hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

        The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability on the measurement date. The three levels are defined as follows:

  •
  Level 1—inputs to the valuation methodology are quoted prices (unadjusted) for an identical asset or liability in an active market.

  •
  Level 2—inputs to the valuation methodology include quoted prices for a similar asset or liability in an active market or model-derived valuations in which all significant inputs are observable for substantially the full term of the asset or liability.

  •
  Level 3—inputs to the valuation methodology are unobservable and significant to the fair value measurement of the asset or liability.

        The following table presents, for each of the fair value hierarchy levels required under ASC 820, the Company's assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012.

	Fair Value Measurement Using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments in money markets*	$524	$—	$—
Liabilities
Series A Warrant Liability	$—	$—	$523
Series B Warrant Liabilty	$—	$—	$443
*
Investments in money markets are reflected in cash and cash equivalents in the accompanying Balance Sheets.

        The following table presents, for each of the fair value hierarchy levels required under ASC 820, the Company's assets and liabilities that are measured at fair value on a recurring basis at December 31, 2011.

	Fair Value Measurement Using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments in money markets*	$4,874	$—	$—
Liabilities
Series A Warrant Liability	$—	$—	$193
*
Investments in money markets are reflected in cash and cash equivalents in the accompanying Balance Sheets.

Level 3 Valuation

        The warrant liability is recorded in its own line item on the Company's Balance Sheets. The warrant liability is marked-to-market each reporting period with the change in fair value recorded to other loss in the Statement of Operations until the warrants are exercised, expire or other facts and circumstances lead the warrant liability to be reclassified as an equity instrument.

        The fair value of the warrant liability is estimated using a hybrid method that integrates a scenario based PWERM model and an option pricing model. The three scenarios used for the PWERM model include dissolution, acquisition and an initial public offering. The variables used in the models include the expected volatility based on similar public companies, the preferred stock value, risk free interest rates and the estimated time to a liquidity event. The range of risk free interest rates and volatility included in each model are predicated on the length of time to reach the expected outcome employed in each scenario. The range of fair value used in each model relates to the enterprise value calculated for each of the expected outcome scenarios. For example, the enterprise value for a dissolution scenario is significantly less than the enterprise value for an initial public offering.

        The significant assumptions used in preparing the option pricing model for valuing the Company's warrants for the Series A preferred shares as of December 31, 2011, include (i) volatility (64.7%), (ii) risk free interest rate (0.06% - 0.12%), (iii) strike price ($.01), (iv) fair value of Series A preferred shares ($0.18 - $1.51), (v) expected life (0.5 years to 1.0 years) and (vi) expected outcome probability weighting of three outcome scenarios: merger (50%); technology sale (20%) and dissolution (30%).

        The significant assumptions used in preparing the option pricing model for valuing the Company's warrants for the Series A preferred shares as of December 31, 2012, include (i) volatility (47.2% - 85.3%), (ii) risk free interest rate (0.05% - 0.62%), (iii) strike price ($0.01), (iv) fair value of Series A preferred shares ($1.22 - $4.34), (v) expected life (0.25 years to 4.5 years) and (vi) expected outcome probability weighting of three outcome scenarios: merger (65%); dissolution (20%) and an initial public offering (15%).

        The significant assumptions used in preparing the option pricing model for valuing the Company's warrants for the Series B preferred shares as of December 31, 2012, include (i) volatility (47.2% - 80.1%), (ii) risk free interest rate (0.05% - 1.68%), (iii) strike prices ($1.00 - $2.50), (iv) fair value of Series B preferred shares ($1.18 - $4.22), (v) expected life (0.25 years to 9.5 years) and (vi) expected outcome probability weighting of three outcome scenarios: merger (65%); dissolution (20%) and an initial public offering (15%).

        The table presented below is a summary of changes in the fair value of the Company's Level 3 valuation for the Series A and Series B warrant liabilities for periods ending December 31, 2012 and 2011:

	Level 3
	Series A Warrant Liability	Series B Warrant Liability
Balance at December 31, 2010	$186	$—
Change in fair value of warrant liability	7	—

Balance at December 31, 2011	193	—
Warrants issued in connection with venture debt facility	—	407
Change in fair value of warrant liability	330	36

Balance at December 31, 2012	$523	$443

        No other changes in valuation techniques or inputs occurred during the year ended December 31, 2012. No transfer of assets between Level 1 and Level 2 of the fair value hierarchy occurred during the year ended December 31, 2012.